Nature of Business (Details) (USD $)				2 Months Ended					1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Series B-2 Shares	Feb. 14, 2014 Series B-2 Shares	Dec. 31, 2013 Series B-2 Shares	Mar. 31, 2014 Series B-2 Shares Maximum	Feb. 14, 2014 Series B-2 Shares Maximum	Mar. 31, 2014 Series B-2 Purchase Agreement Subsequent Event	Feb. 14, 2014 Series B-2 Purchase Agreement Subsequent Event	Feb. 14, 2014 Series B-2 Purchase Agreement Maximum Subsequent Event	Mar. 31, 2014 Series B-2 Purchase Agreement Series B-2 Shares Subsequent Event	Feb. 14, 2014 Series B-2 Purchase Agreement Series B-2 Shares Maximum Subsequent Event
Organization
Accumulated deficit	$ 296,247,000	$ 277,301,000	$ 200,661,000
Convertible Preferred Stock
Amount to be raised								40,200,000			40,200,000
Preferred Stock, shares authorized				655,000		655,000		655,000					655,000
Warrants that may be issued for purchase of shares of common stock (in shares)								718,201			718,201
Exercise price of warrants (in dollars per unit)					$ 14.004					$ 14.004
Proceeds from issuance of shares				$ 27,500,000					$ 27,500,000
Number of shares issued				448,060		0						448,060
Warrants issued for purchase of shares of common stock (in shares)							491,293		491,293